Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended				6 Months Ended		12 Months Ended
	Jan. 30, 2018	Jun. 01, 2017	Nov. 30, 2017	Apr. 30, 2017	Feb. 29, 2016	Jul. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2018
Commitments and Contingencies Disclosure [Abstract]
Lawsuit against company amount		$ 1,460,508		$ 2,180,881		$ 72,000
Litigation settlement amount					$ 43,000
Increase decrease litigation settlement					70,000
Interest and court costs					$ 2,300
Indebted balance											$ 39,000
Gain from the settlement	$ 26,000
Outstanding debt and accrued interest			$ 1,460,508
Attorney fees			$ 67,826
Rent expense							$ 134,700	$ 140,700	$ 274,950	$ 286,999